Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Furniture and fixtures	Dec. 31, 2010 Furniture and fixtures	Dec. 31, 2011 Computer equipment and software	Dec. 31, 2010 Computer equipment and software	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2010 Leasehold improvements	Sep. 30, 2010 Laboratory equipment	Dec. 31, 2011 Laboratory equipment
Property and Equipment
Estimated Useful Life				5 years		3 years					5 years
Property and equipment, gross		$ 641	$ 817	$ 66	$ 36	$ 254	$ 238	$ 497	$ 367	$ 628
Less accumulated depreciation and amortization		(610)	(650)							(579)
Net Property Plant and Equipment	98	31	167
Proceeds from sale of equipment	$ 45	$ 149								$ 149